Note 3 - Deposits (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Feb. 08, 2013
Details
Cash paid for deposit on acquisition	$ 40,000	$ 40,000	$ 40,000	$ 40,000
License Costs					$ 25,000